Supplement to the
Fidelity® Corporate Bond ETF
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Small as of December 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	8	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,079	$9,138	$13,653
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Corporate Bond ETF ($262 (in millions) assets managed).

As of December 31, 2020, the dollar range of shares of Fidelity® Corporate Bond ETF beneficially owned by Mr. Small was none.

T12B-21-011.9862950.105	March 31, 2021

Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Julian Potenza has replaced David Prothro as a co-manager of the fund.

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Potenza as of December 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	7	47
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$27,288	$11,745	$39,921
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Limited Term Bond ETF ($222 (in millions) assets managed).

As of December 31, 2020, the dollar range of shares of Fidelity® Limited Term Bond ETF beneficially owned by Mr. Potenza was none.

T13B-21-011.9862951.103	March 31, 2021